Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt
9.	Long-Term Debt
The components of the Company’s long-term debt were as follows:

	December 31, 2022				January 1, 2022
	Principal Balance	Unamortized Deferred Financing Costs	Unamortized Debt Discount	Effective Rate (1)	Principal Balance	Unamortized Deferred Financing Costs	Unamortized Debt Discount	Effective Rate (1)
Revolving Credit Facility due April 13, 2026	$—	$—	$—	0.00%	$—	$—	$—	2.61%
Term Loan Facility due April 13, 2028	945,000	5,821	12,064	5.85%	945,000	6,930	14,362	4.48%
Senior Secured Notes due April 15, 2029	500,000	4,831	—	4.70%	500,000	5,604	—	4.70%

Total	$1,445,000	$10,652	$12,064	5.45%	$1,445,000	$12,534	$14,362	5.15%
Less: Current portion	—				—
Unamortized deferred financing costs	10,652				12,534
Unamortized debt discount	12,064				14,362

Total long-term debt	$1,422,284				$1,418,104

(1)	Includes amortization of deferred financing costs and debt discount.

On April 13, 2021, the Company (1) repaid in full approximately $1,189,750 in aggregate principal amount of senior secured tranche B term loans due in 2024 under its then-existing credit facilities and (2) redeemed all of the $300,000 in aggregate principal amount of its then-outstanding 8.625% Senior Notes due in 2025 (the “Discharged Senior Notes”). On April 13, 2021, the Company’s then-existing credit facilities included a senior secured revolving credit facility (which included borrowing capacity available for letters of credit) due in 2022 with $175,000 in an aggregate principal amount of commitments. There were no outstanding borrowings under such revolving credit facility on that date. The Company funded such repayment of loans and redemption of notes with cash on hand as well as with proceeds received from approximately $1,000,000 in an aggregate principal amount of borrowings under its new credit facilities (as amended from time to time, the “Credit Facilities”) and proceeds received from the issuance of $500,000 in aggregate principal amount of 4.500% Senior Secured Notes due 2029 (the “Senior Secured Notes”), each as described below. These transactions are collectively referred to herein as the “April 2021 debt refinancing”. During the second quarter of fiscal 2021, the Company incurred fees of $37,910 (which included $12,939 of a prepayment penalty on the Discharged Senior Notes and $5,000 of a debt discount on its Term Loan Facility (as defined below)) in connection with the April 2021 debt refinancing. In addition, the Company recorded a loss on early extinguishment of debt of $29,169 in connection thereto. This early extinguishment of debt charge was comprised of $12,939 of a prepayment penalty on the Discharged Senior Notes, $9,017 of financing fees paid in connection with the April 2021 debt refinancing and the write-off
of $7,213 of
pre-existing
deferred financing fees and debt discount.
Credit Facilities
The Credit Facilities were issued under a credit agreement, dated April 13, 2021 (as amended from time to time, the “Credit Agreement”), among the Company, as borrower, the lenders party thereto, and Bank of America, N.A. (“Bank of America”), as administrative agent and an issuing bank. The Credit Facilities consist of (1) $1,000,000 in aggregate principal amount of senior secured tranche B term loans due in 2028 (the “Term Loan Facility”) and (2) $175,000 in an aggregate principal amount of commitments under a senior secured revolving credit facility (which includes borrowing capacity available for letters of credit) due in 2026 (the “Revolving Credit Facility”).
In December 2021, the Company made voluntary prepayments at par in an aggregate amount of $52,500 in respect of its outstanding term loans under the Term Loan Facility. As a result of these prepayments, the Company wrote off a debt discount and deferred financing fees of $1,183 in the aggregate in the fourth quarter of fiscal 2021.
As of December 31, 2022, the Company had $945,000 in an aggregate principal amount of loans outstanding under the Credit Facilities, with $173,921 of availability and $1,079 in issued but undrawn letters of credit outstanding under the Revolving Credit Facility subject to its terms and conditions as discussed below. There were no outstanding borrowings under the Revolving Credit Facility as of December 31, 2022.
All obligations under the Credit Agreement are guaranteed by, subject to certain exceptions, each of the Company’s current and future wholly-owned material domestic restricted subsidiaries. All obligations under the Credit Agreement, and the guarantees of those obligations, are secured by substantially all of the assets of the Company and each guarantor, subject to customary exceptions, including:

•
a pledge of 100% of the equity interests directly held by the Company and each guarantor in any wholly-owned material subsidiary of the Company or any guarantor (which pledge, in the case of any
non-U.S.
subsidiary of a U.S. subsidiary, will not include more than 65% of the voting stock of such first-tier
non-U.S.
subsidiary), subject to certain exceptions; and

•	a security interest in substantially all other tangible and intangible assets of the Company and each guarantor, subject to certain exceptions.
The Credit Facilities require the Company to prepay outstanding term loans, subject to certain exceptions, with:

•	50% (which percentage will be reduced to 25% and 0% if the Company attains certain first lien secured net leverage ratios) of the Company’s annual excess cash flow;

•
100% of the net cash proceeds of certain
non-ordinary
course asset sales by the Company and its restricted subsidiaries (including casualty and condemnation events, subject to de minimis thresholds), and subject to the right to reinvest 100% of such proceeds, subject to certain qualifications; and

•	100% of the net proceeds of any issuance or incurrence of debt by the Company or any of its restricted subsidiaries, other than certain debt permitted under the Credit Agreement.
The foregoing mandatory prepayments will be used to reduce the installments of principal on the Term Loan Facility. The Company may voluntarily repay outstanding loans under the Credit Facilities at any time without penalty, except for customary “breakage” costs with respect to LIBOR loans under the Credit Facilities.
Borrowings under the Term Loan Facility bear interest at a rate per annum equal to, at the Company’s option, either (1) an applicable margin plus a base rate determined by reference to the highest of (a) 0.50% per annum plus the Federal Funds Effective Rate as determined by the Federal Reserve Bank of New York, (b) the prime rate of Bank of America and (c) the LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for an interest period of one month adjusted for certain additional costs, plus 1.00%; provided that such rate is not lower than a floor of 1.50% or (2) an applicable margin plus a LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, provided that LIBOR is not lower than a floor of 0.50%. Borrowings under the Revolving Credit Facility bear interest at a rate per annum equal to an applicable margin based upon a leverage-based pricing grid, plus, at the Company’s option, either (1) a base rate determined by reference to the highest of (a) 0.50% per annum plus the Federal Funds Effective Rate as determined by the Federal Reserve Bank of New York, (b) the prime rate of Bank of America and (c) the LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for an interest period of one month adjusted for certain additional costs, plus 1.00%; provided that such rate is not lower than a floor of 1.00% or (2) a LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, provided such rate is not lower than a floor of zero. As of December 31, 2022, the applicable margins for the LIBOR rate borrowings under the Term Loan Facility and the Revolving Credit Facility were 3.50% and 2.75%, respectively. In the event that LIBOR is phased out as is currently expected, the Credit Agreement provides that the Company and the administrative agent may amend the Credit Agreement to replace the LIBOR definition therein with a successor rate subject to notifying the lending syndicate of such change and not receiving within five business days of such notification objections to such replacement rate from lenders holding at least a majority of the aggregate principal amount of loans and commitments then outstanding under the Credit Agreement; provided that such lending syndicate may not object to a SOFR-based successor rate contained in any such amendment. If the Company fails to do so, its borrowings will be based off of the alternative base rate plus a margin. The Company expects to transition from LIBOR in advance of its cessation on or about June 30, 2023.
On a quarterly basis, the Company pays a commitment fee to the lenders under the Revolving Credit Facility in respect of unutilized commitments thereunder, which commitment fee fluctuates depending upon the Company’s Consolidated First Lien Leverage Ratio (as defined in the Credit Agreement).
The Credit Agreement contains other customary terms, including (1) representations, warranties and affirmative covenants, (2) negative covenants, including limitations on indebtedness, liens, mergers, acquisitions, asset sales, investments, distributions, prepayments of subordinated debt, amendments of material agreements governing subordinated indebtedness, changes to lines of business and transactions with affiliates, in each case subject to baskets, thresholds and other exceptions, and (3) customary events of default.

The availability of certain baskets and the ability to enter into certain transactions are also subject to compliance with certain financial ratios. In addition, if the aggregate principal amount of extensions of credit outstanding under the Revolving Credit Facility as of any fiscal quarter end exceeds 35% of the amount of the aggregate commitments under the Revolving Credit Facility in effect on such date, the Company must be in compliance with a Consolidated First Lien Leverage Ratio of 5.75:1.00 for the period ending after the first fiscal quarter of 2022 through and including the first fiscal quarter of 2023, with a step down to 5.50:1.00 for the period ending after the first fiscal quarter of 2023 through and including the first fiscal quarter of 2024, with an additional step down to 5.25:1.00 for the period ending after the first fiscal quarter of 2024 through and including the first fiscal quarter of 2025 and again to 5.00:1.00, for the period following the first fiscal quarter of 2025. As of December 31, 2022, the Company’s actual Consolidated First Lien Leverage Ratio was 5.77:1.00 and there were no borrowings under its Revolving Credit Facility and total letters of credit issued were $1,079. The Company was not in compliance with the Consolidated First Lien Leverage Ratio as of December 31, 2022, and as a result, the Company is limited to borrowing no more than 35%, or $61,250, of the amount of the aggregate commitments under the Revolving Credit Facility as of each fiscal quarter end until the Company is in compliance again with such ratio.
Senior Secured Notes
The Senior Secured Notes were issued pursuant to an Indenture, dated as of April 13, 2021 (as amended, supplemented or modified from time to time, the “Indenture”), among the Company, the guarantors named therein and The Bank of New York Mellon, as trustee and notes collateral agent. The Indenture contains customary terms, events of default and covenants for an issuer of non-investment
grade debt securities. These covenants include limitations on indebtedness, liens, mergers, acquisitions, asset sales, investments, distributions, prepayments of subordinated debt and transactions with affiliates, in each case subject to baskets, thresholds and other exceptions.
The Senior Secured Notes accrue interest at a rate per annum equal to 4.500% and will mature on April 15, 2029. Interest on the Senior Secured Notes is payable semi-annually on April 15 and October 15 of each year, beginning on October 15, 2021. On or after April 15, 2024, the Company may on any one or more occasions redeem some or all of the Senior Secured Notes at a purchase price equal to 102.250% of the principal amount of the Senior Secured Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date, such optional redemption price decreasing to 101.125% on or after April 15, 2025 and to 100.000% on or after April 15, 2026. Prior to April 15, 2024, the Company may on any one or more occasions redeem up to 40% of the aggregate principal amount of the Senior Secured Notes with an amount not to exceed the net proceeds of certain equity offerings at 104.500% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to, but not including, the redemption date. Prior to April 15, 2024, the Company may redeem some or all of the Senior Secured Notes at a make-whole price plus accrued and unpaid interest, if any, to, but not including, the redemption date. In addition, during any twelve-month period ending prior to April 15, 2024, the Company may redeem up to 10% of the aggregate principal amount of the Senior Secured Notes at a purchase price equal to 103.000% of the principal amount of the Senior Secured Notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. If a change of control occurs, the Company must offer to purchase for cash the Senior Secured Notes at a purchase price equal to 101% of the principal amount of the Senior Secured Notes, plus accrued and unpaid interest, if any, to, but not including, the purchase date. Following the sale of certain assets and subject to certain conditions, the Company must offer to purchase for cash the Senior Secured Notes at a purchase price equal to 100% of the principal amount of the Senior Secured Notes, plus accrued and unpaid interest, if any, to, but not including, the purchase date.
The Senior Secured Notes are guaranteed on a senior secured basis by the Company’s subsidiaries that guarantee the Credit Facilities. The Senior Secured Notes and the note guarantees are secured by a first-priority lien on all the collateral that secures the Credit Facilities, subject to a shared lien of equal priority with the Company’s and each guarantor’s obligations under the Credit Facilities and subject to certain thresholds, exceptions and permitted liens.
Outstanding Debt
At December 31, 2022, the Company had $1,445,000 outstanding under the Credit Facilities and the Senior Secured Notes, consisting of borrowings under the Term Loan Facility of $945,000, $0 drawn down on the Revolving Credit Facility and $500,000 in aggregate principal amount of Senior Secured Notes issued and outstanding.

At December 31, 2022 and January 1, 2022, the Company’s debt consisted of both fixed and variable-rate instruments. Interest rate swaps were entered into to hedge a portion of the cash flow exposure associated with the Company’s variable-rate borrowings. See Note 19 for information on the Company’s interest rate swaps. The weighted average interest rate (which includes amortization of deferred financing costs and debt discount) on the Company’s outstanding debt, exclusive of the impact of the swaps then in effect, was approximately 5.45% and 5.11% per annum at December 31, 2022 and January 1, 2022, respectively, based on interest rates on these dates. The weighted average interest rate (which includes amortization of deferred financing costs and debt discount) on the Company’s outstanding debt, including the impact of the swaps then in effect, was approximately 5.50% and 5.62% per annum at December 31, 2022 and January 1, 2022, respectively, based on interest rates on these dates.
Maturities
At December 31, 2022, the aggregate amounts of the Company’s existing long-term debt maturing in each of the next five fiscal years and thereafter were as follows:

Fiscal 2023	$—
Fiscal 2024	—
Fiscal 2025	—
Fiscal 2026	—
Fiscal 2027	10,000
Thereafter	1,435,000

$1,445,000